Revenues (Schedule of Composition of Revenues By Type) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Revenues from equipment	₪ 904	₪ 952	₪ 994
Revenues from services:
Cellular services	1,581	1,777	2,025
Land-line communications services	1,068	1,004	871
Other services	135	138	137
Total revenues from services	2,784	2,919	3,033
Total revenues	₪ 3,688	₪ 3,871	₪ 4,027